GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GOODWILL [Abstract]
Beginning balance	$ 35,656	$ 35,821
Foreign currency translation adjustments	1,373	(165)
Ending balance	$ 37,029	$ 35,656